Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2016
Components of Finance Receivables

The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2016	2015
	(Millions of yen)
Total minimum lease payments receivable	306,766	318,066
Unguaranteed residual values	14,776	14,271
Executory costs	(34)	(888)
Unearned income	(30,288)	(31,920)

	291,220	299,529
Less allowance for credit losses	(2,325)	(2,878)

	288,895	296,651
Less current portion	(105,308)	(109,220)

	183,587	187,431

Activity in Allowance for Credit Losses

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2016	2015
	(Millions of yen)
Balance at beginning of year	2,878	6,276
Charge-offs	(978)	(1,343)
Provision	398	55
Translation adjustments and other	27	(2,110)

Balance at end of year	2,325	2,878

Future Minimum Lease Payments to be Received under Financing Leases and Noncancelable Operating Leases

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2016.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2017	117,728	7,226
2018	87,627	3,894
2019	58,364	2,185
2020	31,422	994
2021	10,986	409
Thereafter	639	41

	306,766	14,749